OTHER FINANCIAL LIABILITIES (Details) - Schedule of interest-bearing loans categories by installments Brazil 2019 $ in Thousands	12 Months Ended
Dec. 31, 2019 USD ($)
Nederlandsche Credietverzekering Maatschappij [Member]
OTHER FINANCIAL LIABILITIES (Details) - Schedule of interest-bearing loans categories by installments Brazil 2019 [Line Items]
Nominal values Tax No.	0-E
Nominal values Creditor	NEDERLANDSCHE CREDIETVERZEKERING MAATSCHAPPIJ
Nominal values Creditor country	Netherland
Nominal values Currency	US$
Nominal values Up to 90 days	$ 148
Nominal values More than 90 days to one year	452
Nominal values More than one to three years	689
Total nominal value	1,289
Accounting values Up to 90days	153
Accounting values More than 90 days to one year	452
Accounting values More than one to three years	689
Total accounting value	$ 1,294
Amortization	Monthly
Effective rate %	6.01%
Nominal rate %	6.01%
Natixis [Member]
OTHER FINANCIAL LIABILITIES (Details) - Schedule of interest-bearing loans categories by installments Brazil 2019 [Line Items]
Nominal values Tax No.	0-E
Nominal values Creditor	NATIXIS
Nominal values Creditor country	France
Nominal values Currency	US$
Nominal values Up to 90 days	$ 3,243
Nominal values More than 90 days to one year	6,906
Nominal values More than one to three years	76,107
Total nominal value	86,256
Accounting values Up to 90days	3,723
Accounting values More than 90 days to one year	6,906
Accounting values More than one to three years	76,107
Total accounting value	$ 86,736
Amortization	Quarterly/Semiannual
Effective rate %	6.29%
Nominal rate %	6.29%
Wacapou Leasing S.A. [Member]
OTHER FINANCIAL LIABILITIES (Details) - Schedule of interest-bearing loans categories by installments Brazil 2019 [Line Items]
Nominal values Tax No.	0-E
Nominal values Creditor	WACAPOULEASING S.A.
Nominal values Creditor country	Luxemburg
Nominal values Currency	US$
Nominal values Up to 90 days	$ 757
Nominal values More than 90 days to one year	2,317
Nominal values More than one to three years	3,206
Total nominal value	6,280
Accounting values Up to 90days	777
Accounting values More than 90 days to one year	2,317
Accounting values More than one to three years	3,206
Total accounting value	$ 6,300
Amortization	Quarterly
Effective rate %	4.32%
Nominal rate %	4.32%
SOCIÉTÉ GÉNÉRALE MILAN BRANCH [Member]
OTHER FINANCIAL LIABILITIES (Details) - Schedule of interest-bearing loans categories by installments Brazil 2019 [Line Items]
Nominal values Tax No.	0-E
Nominal values Creditor	SOCIT GNRALE MILAN BRANCH
Nominal values Creditor country	Italy
Nominal values Currency	US$
Nominal values Up to 90 days	$ 9,855
Nominal values More than 90 days to one year	160,076
Total nominal value	169,931
Accounting values Up to 90days	10,409
Accounting values More than 90 days to one year	159,876
Total accounting value	$ 170,285
Amortization	Quarterly
Effective rate %	5.39%
Nominal rate %	5.39%
GA Telessis LLC [Member]
OTHER FINANCIAL LIABILITIES (Details) - Schedule of interest-bearing loans categories by installments Brazil 2019 [Line Items]
Nominal values Tax No.	0-E
Nominal values Creditor	GA Telessis LLC
Nominal values Creditor country	U.S.A
Nominal values Currency	US$
Nominal values Up to 90 days	$ 306
Nominal values More than 90 days to one year	1,100
Nominal values More than one to three years	2,385
Nominal values More than three to five years	2,694
Nominal values More than five years	7,010
Total nominal value	13,495
Accounting values Up to 90days	399
Accounting values More than 90 days to one year	1,100
Accounting values More than one to three years	2,385
Accounting values More than three to five years	2,694
Accounting values More than five years	7,010
Total accounting value	$ 13,588
Amortization	Monthly
Effective rate %	14.72%
Nominal rate %	14.72%
Total [Member]
OTHER FINANCIAL LIABILITIES (Details) - Schedule of interest-bearing loans categories by installments Brazil 2019 [Line Items]
Nominal values Creditor	Total
Nominal values Up to 90 days	$ 14,309
Nominal values More than 90 days to one year	170,851
Nominal values More than one to three years	82,387
Nominal values More than three to five years	2,694
Nominal values More than five years	7,010
Total nominal value	277,251
Accounting values Up to 90days	15,461
Accounting values More than 90 days to one year	170,651
Accounting values More than one to three years	82,387
Accounting values More than three to five years	2,694
Accounting values More than five years	7,010
Total accounting value	$ 278,203
Total consolidated [Member]
OTHER FINANCIAL LIABILITIES (Details) - Schedule of interest-bearing loans categories by installments Brazil 2019 [Line Items]
Nominal values Creditor	Total consolidated
Nominal values Up to 90 days	$ 407,312
Nominal values More than 90 days to one year	960,151
Nominal values More than one to three years	2,006,441
Nominal values More than three to five years	1,637,296
Nominal values More than five years	2,183,164
Total nominal value	7,194,364
Accounting values Up to 90days	446,930
Accounting values More than 90 days to one year	974,331
Accounting values More than one to three years	1,958,570
Accounting values More than three to five years	1,620,521
Accounting values More than five years	2,193,175
Total accounting value	$ 7,193,527